Ordinary Shares	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES [Abstract]
Ordinary Shares
15.	ORDINARY SHARES
The Company has $7,500,000 authorized share capital which divided into (i) 14,800,000,000 Class A ordinary shares with a par value of $0.0005 each and (ii) 200,000,000 Class B ordinary shares with par value of $0.0005 each. Holders of Class A ordinary shares and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote for shareholders’ approval or authorization, except for certain class consents required under the Memorandum and Articles of Association. Each Class A ordinary share shall be entitled to one vote, and each Class B ordinary share shall be entitled to fifteen votes, on all matters subject to the vote at general meetings of the Company.
During the years ended December 31, 2023 and 2024, respectively, the Company issued 6,000,000 and 15,500,000 Class A ordinary shares to its share depositary bank which will be used to settle share incentive awards. No consideration was received by the Company for this issuance of Class A ordinary shares. These Class A ordinary shares are legally issued but are treated as escrowed shares for accounting purposes. Any Class A ordinary shares not used in the settlement of share incentive awards will be returned to the Company.